Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties
 Transactions with Related Parties
The Company participates in MacAndrews directors and officers insurance program, which covers the Company as well as MacAndrews and its other affiliates. The limits of coverage are available on aggregate losses to any or all of the participating companies and their respective directors and officers. The Company reimburses MacAndrews for its allocable portion of the premiums for such coverage, which the Company believes is more favorable than the premiums the Company could secure were it to secure its own coverage. At December 31, 2012, the Company recorded prepaid expenses and other assets of $0.7 and $1.0, respectively, related to the directors and officers insurance program in the accompanying consolidated balance sheets. At December 31, 2011, the Company had no prepaid expenses related to the directors and officers insurance program recorded in the accompanying consolidated balance sheets. The Company paid $2.0, $0.0, $0.1 and $0.0 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively, to MacAndrews under the insurance program.
Notes Receivable
On December 27, 2011, the Company entered into a revolving credit agreement with its indirect parent, MacAndrews, whereby MacAndrews could borrow an amount not exceeding $30.0. The facility is unsecured, bears interest at LIBOR plus 2% and matures in December 2013. The facility was drawn in full by MacAndrews on December 27, 2011 and remained outstanding at December 31, 2012. Interest income of $0.8 was recorded and related payments were received during 2012.
In 2008, Harland Clarke Holdings acquired the senior secured credit facility and outstanding note of Delphax Technologies, Inc. ("Delphax"), the supplier of Imaggia printing machines and related supplies and service for the Harland Clarke segment. The senior secured credit facility was comprised of a revolving credit facility of up to $14.0, subject to borrowing limitations set forth therein that originally matured in September 2011. Contemporaneous with its acquisition of the senior secured credit facility and the note, Harland Clarke Holdings also acquired 250,000 shares of Delphax common stock from the previous holder of the Delphax note.
The senior secured credit facility and note were paid in full and cancelled on November 9, 2011. Interest income of $0.0, $0.2, and $0.4 was recorded during the periods December 22 to December 31, 2011, January 1 to December 21, 2011, and fiscal year 2010, respectively.
Other
The Company expensed $2.7 for the fiscal year 2012 and $0.0 and $2.7 for the periods December 22 to December 31, 2011 and January 1 to December 21, 2011, respectively, and $2.7 for fiscal year 2010, for services provided to the Company by M & F Worldwide. This amount is reflected in selling, general and administrative expenses.
During fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, the Company paid cash dividends of $32.3, $12.6, $48.7 and $31.2, respectively, to M & F Worldwide as permitted by restricted payment baskets within the Company's debt agreements.
On March 19, 2012, the Company completed the Faneuil Acquisition from affiliates of MacAndrews, its indirect parent (see Note 3). In connection with the Faneuil Acquisition, Faneuil's revolving credit facility with an affiliate of MacAndrews, which was entered into on January 25, 2012, was extinguished (see Note 11).
As discussed in Note 8, the Company made net payments to and had net receivables with MacAndrews related to the 2011 Tax Sharing Agreement.